Transactions With Related Parties (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
Management fees	$ 5,187,000	$ 5,187,000	$ 10,317,000	$ 10,374,000
General and administrative expenses	630,000	724,000	1,354,000	1,550,000
Balance due from related party current	8,804,000		8,804,000		$ 8,804,000		$ 4,864,000
Navios Holdings
Related Party Transaction [Line Items]
Balance due from related party current	11,369,000		$ 11,369,000		$ 11,369,000		$ 4,864,000
Management Agreement with the Manager | VLCC
Related Party Transaction [Line Items]
Duration of the agreement						2 years
Date of agreement			Nov. 18, 2014
Daily fee						$ 9,500
Administrative Services Agreement with the Manager
Related Party Transaction [Line Items]
Date of agreement			Nov. 18, 2014
Termination date of agreement			Nov. 18, 2019
General and administrative expenses	$ 375,000	$ 375,000	$ 750,000	$ 750,000
General partner option agreement
Related Party Transaction [Line Items]
Portion of General Partner interest subject to purchase option			25.00%
Amended Commercial Technical Management Agreement | VLCC
Related Party Transaction [Line Items]
Termination date of agreement					Dec. 31, 2018
Daily fee					$ 9,500